  UNITED STATES

  SECURITIES AND EXCHANGE COMMISSION

  Washington, D.C. 20549

  FORM 12b-25

SEC FILE NUMBER
001-35058

NOTIFICATION OF LATE FILING

CUSIP NUMBER
(Check One):	☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10D	89818A102
☐ Form N-SAR ☐ Form N-CSR

For Period Ended:	December 31, 2013

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☐	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR

For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full Name of Registrant

Trunkbow International Holdings Limited

Former Name if Applicable

Address of Principal Executive Office (Street and Number)

Unit 1217-1218, 12F of Tower B, Gemdale Plaza, No. 91 Jianguo Road

City, State and Zip Code Chaoyang District, Beijing, People’s Republic of China, 100022

PART II
RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or From N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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PART III
NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company currently does not plan to file the Annual Report on Form 10-K for the year ended December 31, 2013. The Company expects that its stockholders will approve the previously announced merger with Trunkbow International Merger Sub Limited (the “merger”) at the special meeting on April 14, 2014. After obtaining such stockholder approval, the Company will close the merger on or about April 14, 2014 and file with the Securities and Exchange Commission a Form 15 to deregister its common stock under the Securities Exchange Act of 1934 as soon as possible thereafter. Upon filing of the Form 15, the Company’s obligations to file periodic reports with the SEC, including Forms 10-K, 10-Q and 8-K, will be immediately suspended. In the event that the stockholders of the Company do not approve the merger or the merger is not closed promptly, the Company will work closely with its independent registered accounting firm to prepare the Annual Report for the year ended December 31, 2013 and file it on Form 10-K as soon as practicable.

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Alice Ye	+86 10	8571 2518
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).	☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?	☐ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Assuming the merger will be closed on or about April 14, 2014 as contemplated, the Company currently does not plan to file the Annual Report on Form 10-K for the year ended December 31, 2013.

Trunkbow International Holdings Limited
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date : April 4, 2014	By:	/s/ Alice Ye
Name: Alice Ye
Title: Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federael Criminal Violations (See 18 U.S.C. 1001).

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